Consolidated Statements of Stockholders’ (Deficit) - USD ($) $ in Thousands	Common Stock Outstanding [Member] Underwritten Public Offering [Member]	Common Stock Outstanding [Member] Private Placement [Member]	Common Stock Outstanding [Member]	Common Stock [Member] Underwritten Public Offering [Member]	Common Stock [Member] Private Placement [Member]	Common Stock [Member]	Treasury Stock, Common [Member] Underwritten Public Offering [Member]	Treasury Stock, Common [Member] Private Placement [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member] Underwritten Public Offering [Member]	Additional Paid-in Capital [Member] Private Placement [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Underwritten Public Offering [Member]	Retained Earnings [Member] Private Placement [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member] Underwritten Public Offering [Member]	AOCI Attributable to Parent [Member] Private Placement [Member]	AOCI Attributable to Parent [Member]	Underwritten Public Offering [Member]	Private Placement [Member]	Total
Balances (in shares) at Dec. 31, 2021			549						0									133			10,212
Balances at Dec. 31, 2021						$ 0			$ 0			$ 66,240			$ (56,161)
Issuance of common stock, options and warrants - CPP acquistion (in shares)			304						0
Issuance of common stock, options and warrants - CPP acquistion						0			$ 0			9,605			0			$ 0			$ 9,605
Sale of common stock and warrants (in shares)	837	47					0	0								0			5,303
Sale of common stock and warrants				$ 0	$ 0		$ 0	$ 0		$ 5,303	$ 46		$ 0	$ 0			$ 0			$ 46
Exercise of warrants for cash (in shares)			0						0									0			4
Exercise of warrants for cash						0			$ 0			4			0
Stock-based compensation						0			0			1,088			0			$ 0			$ 1,088
Net loss						0			$ 0			0			(34,933)			0			(34,933)
Adjustment for fractional shares not issued, stock split (in shares)			1						0
Adjustment for fractional shares not issued, stock split						0			$ 0			1			0			0			1
Foreign currency translation adjustment						0			$ 0			0			0			626			626
Balance (in shares) at Dec. 31, 2022			1,738						0
Balance at Dec. 31, 2022						0			$ 0			82,286			(91,094)			759			(8,049)
Sale of common stock and warrants (in shares)	124,612	915					0	0
Sale of common stock and warrants				$ 0	$ 0		$ 0	$ 0		$ 21,456	$ 1,597		$ 0	$ 0		$ 0	$ 0		$ 21,456	$ 1,597
Exercise of warrants for cash (in shares)			330,470						0
Exercise of warrants for cash						0			$ 0			4,749			0			0			4,749
Stock-based compensation						0			0			823			0			0			823
Net loss						0			$ 0			0			(25,263)			0			(25,263)
Adjustment for fractional shares not issued, stock split (in shares)			(390)						0
Adjustment for fractional shares not issued, stock split						0			$ 0			(9)			0			0			(9)
Foreign currency translation adjustment						0			$ 0			0			0			(14)			(14)
Exercise of warrants, cashless (in shares)			22,750						0
Exercise of warrants, cashless						0			$ 0			0			0			0			0
pbla_CommonStockRepurchasedForTreasuryStock (in shares)			(70)
us-gaap_TreasuryStockValueAcquiredCostMethod						0			$ 1												0
us-gaap_TreasuryStockValueAcquiredCostMethod (in shares)									70
Treasury Stock Value Acquired Par Method												1
Adjustment for the value offered to induce warrant exercise						0			$ 0			9,140			(9,140)						0
Balance (in shares) at Dec. 31, 2023			480,328						70
Balance at Dec. 31, 2023						$ 0			$ (1)			$ 120,043			$ (125,497)			$ 745			$ (4,710)